Note 19 - Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Payment Award Stock Options Valuation Assumptions [Abstract]
Weighted-average fair value of options granted (in Dollars per share)	$ 5.94	$ 7.74
Weighted-average risk-free interest rate	1.46%	1.46%
Range of risk-free interest rates	1.26%	1.39%
Range of risk-free interest rates	1.60%	1.51%
Weighted-average expected option lives (years)	4 years 6 months	4 years 6 months
Expected option lives (years)	4 years 6 months	4 years 6 months
Weighted-average volatility	46.00%	39.00%
Range of expected volatilities	40.00%	36.00%
Range of expected volatilities	49.00%	42.00%
Weighted-average expected dividend yield	0.00%	0.00%